Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Noninterest-bearing Deposit Liabilities	$ 62,020	$ 53,030
Interest-bearing Domestic Deposit, Demand	106,434	58,892
Deposits, Money Market Deposits	57,999	57,069
Deposits, Savings Deposits	65,747	62,330
Time Deposits, at or Above FDIC Insurance Limit	2,799	4,148
Other Certificate and Time Deposits	95,960	105,299
Total deposits	390,959	$ 340,768
Scheduled maturities of time deposits
2014	38,264
2015	31,266
2016	9,614
2017	11,771
2018	3,250
Thereafter	4,594
Total	$ 98,759